Accrued Expenses And Other Liabilities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses And Other Liabilities [Abstract]
Weighted average amortization period for lease deficiency	92 months	102 months